EXPLORATION	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Exploration [Abstract]
EXPLORATION [Text Block]

17. EXPLORATION

	December 31	December 31
	2020	2019

Depreciation and depletion	$311	$238
Share-based compensation	184	554
Salaries, wages and benefits	2,918	3,201
Direct exploration expenditures	6,343	8,008
	$9,756	$12,001